Guarantees in Insurance Contracts - Summary of Liabilities for Guarantees for Minimum Benefits (Detail) € in Millions, pure in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	€ 110,818
Ending balance	115,294	€ 110,818
Account value	117,113	122,168
Net amount at risk	194,353	194,063
United States [member] | Life contingent guarantees [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	972	1,381
Incurred guarantee benefits	479	(171)
Paid guarantee benefits	(88)	(86)
Net exchange differences	62	(153)
Ending balance	1,425	972
United States [member] | Life contingent guarantees [member] | Guaranteed Minimum Death Benefit 1 [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	364	531
Incurred guarantee benefits	197	(49)
Paid guarantee benefits	(65)	(60)
Net exchange differences	23	(58)
Ending balance	519	364
Account value	48,174	52,070
Net amount at risk	€ 2,839	€ 1,309
Average attained age of contract holders	70	69
United States [member] | Life contingent guarantees [member] | Guaranteed Minimum Income Benefit [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	€ 608	€ 849
Incurred guarantee benefits	282	(121)
Paid guarantee benefits	(23)	(26)
Net exchange differences	39	(94)
Ending balance	906	608
Account value	4,770	5,270
Net amount at risk	€ 888	€ 474
Average attained age of contract holders	71	70